U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

     Mason Street Funds, Inc.
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202



2.   Name of each series or class of funds for which this Form is filed:
     (If the Form is being filed for all series and classes of funds of the issuer, check the box but do not list series or classes):

     [X]



3.   Investment Company Act File Number: 811-07961

     Securities Act File Number:     333-17361



4.(a)  Last day of fiscal year for which this Form is filed:

       March 31, 1998


4.(b)  [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).


4.(c)  [ ] Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

      (i)  Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f):                            $277,451,914
                                                                 ------------
     (ii)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                                        $2,114,118
                                                                 ------------
    (iii)  Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 11, 1995 that were not
           previously used to reduce registration
           fees payable to the Commission:                        $0
                                                                  -----------

     (iv)  Total available redemption credits
           (add items 5(ii) and 5(iii):                            $2,114,118
                                                                  -----------
      (v)  Net sales - if item 5(i) is greater
           than item 5(iv) [subtract item 5(iv)                  $275,337,796
           from item 5(i)]:                                       -----------

     (vi)  Redemption credits available for use
           in future years - if item 5(i) is less
           than item 5(iv) [subtract item 5(iv)                   $0
           from item 5(i)]:                                       -----------

    (vii)  Multiplier for determining registration
           fee:                                                  x    .000295
                                                                  -----------
   (viii)  Registration fee due [multiply item
           5(v) by item 5(vii)
           (enter "0" if no fee is due):                         = $81,224.65
                                                                  -----------


6. Prepaid Shares

   If the reponse to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here: N/A.
   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.



7. Interest due - if this Form is being filed more than 90 days
   after the end of the issuer's fiscal year:                   +$0
                                                                 -----------


8. Total of the amount of the registration fee due plus any
   interest due [line 5(vii) plus line 7]:                      = $81,224.65
                                                                 -----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 11, 1998.

            Method of Delivery:   [X]  Wire Transfer

                                  [ ]  Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the date indicated.

     By:    /s/Barbara E. Courtney
            -----------------------
            Barbara E. Courtney
            Controller, Mason Street Funds, Inc.
            ------------------------------------



     Date: June 12, 1998
           -------------